Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at beginning of year	$ 47	$ 51	$ 69
Increases for tax positions taken in the current year	1	1	2
Increases for tax positions taken in prior years	3	3	4
Decreases for tax positions taken in prior years	(3)	(3)	(35)
Settlements	(6)	(9)	(3)
Increases due to acquisitions		4	15
Decrease from lapse of statute of limitations	(3)	(2)
Changes due to currency translation	(1)	2	(1)
Balance at end of year	$ 38	$ 47	$ 51